Intangible Assets, Net - Schedule of Future Amortization Expense (Details)	Sep. 30, 2025 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026 remaining	$ 53,333
2027	44,445
Total	$ 97,778